EMPLOYEE BENEFIT PLANS	9 Months Ended
Sep. 30, 2023
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS	EMPLOYEE BENEFIT PLANS
Components of Net Periodic Benefit Cost (Benefit)
The components of net periodic benefit cost (benefit) for Dole’s U.S. and international pension plans and other postretirement benefit (“OPRB”) plans were as follows:

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	Three Months Ended September 30, 2023	Three Months Ended September 30, 2022	Three Months Ended September 30, 2023	Three Months Ended September 30, 2022	Three Months Ended September 30, 2023	Three Months Ended September 30, 2022

	(U.S. Dollars in thousands)
Service cost	$53	$64	$1,293	$1,140	$—	$1
Interest cost	2,231	1,236	2,717	2,176	173	111
Expected return on plan assets	(3,307)	(2,819)	(2,048)	(1,914)	—	—
Amortization of:
Net (gain) loss	(145)	—	(531)	582	(77)	—
Prior service benefit	—	—	(158)	(167)	—	—
Curtailments, settlements and terminations, net	—	—	865	77	—	—
Foreign exchange and other	—	—	3	85	—	—
Net periodic cost (benefit)	$(1,168)	$(1,519)	$2,141	$1,979	$96	$112

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2022	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2022	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2022

	(U.S. Dollars in thousands)
Service cost	$160	$192	$3,880	$3,421	$—	$2
Interest cost	6,692	3,707	8,537	6,526	520	332
Expected return on plan assets	(9,920)	(8,456)	(6,144)	(5,741)	—	—
Amortization of:
Net (gain) loss	(435)	—	(1,594)	1,748	(231)	—
Prior service benefit	—	—	(475)	(501)	—	—
Curtailments, settlements and terminations, net	—	—	3,197	(948)	—	—
Foreign exchange and other	—	—	(27)	200	—	—
Net periodic cost (benefit)	$(3,503)	$(4,557)	$7,374	$4,705	$289	$334
The Company classifies the non-service components of net periodic pension cost (benefit) within other income, net, in the condensed consolidated statements of operations. Non-service components include interest costs, expected return on plan assets, amortization of net loss (gain) and prior service benefit and other curtailment or settlement costs.During 2023, the Company settled certain obligations of international defined benefit plans in Latin America and Europe, which resulted in net settlement and curtailment costs of $0.9 million and $3.2 million, for the three and nine months ended September 30, 2023. During 2022, the Company settled certain obligations of international defined benefit plans in Latin America and Europe, which resulted in net settlement and curtailment costs of $0.1 million for the three months ended September 30, 2022 and net gains of $0.9 million for the nine months ended September 30, 2022
Plan Contributions and Estimated Future Benefit Payments
During the nine months ended September 30, 2023, Dole contributed $1.8 million to its defined benefit plans and made benefit payments of $13.3 million directly to participants. Dole expects to make further contributions of approximately $0.5 million to its defined benefit plans and $4.4 million of benefit payments directly to participants during the remainder of 2023. Dole also intends to make any additional unforeseen contributions that will satisfy minimum funding requirements. Future contributions to the defined benefit plans in excess of the minimum funding requirements are voluntary and may change depending on Dole’s operating performance or at management’s discretion.